Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Less Than 6 Months [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	$ (3,571,297)	$ (5,164,143)
Less Than 6 Months [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(3,517,708)	(5,106,511)
Less Than 6 Months [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(53,589)	(57,746)
6-12 Months [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(53,588)
6-12 Months [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total
6-12 Months [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(53,588)
Greater Than 12 Months and Less Than 5 Years [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(103,207)	(59,857)
Greater Than 12 Months and Less Than 5 Years [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total
Greater Than 12 Months and Less Than 5 Years [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(103,207)	(59,857)
Total Contracted Cash Flows [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(3,728,092)	(5,224,000)
Total Contracted Cash Flows [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(3,517,708)	(5,106,511)
Total Contracted Cash Flows [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(210,384)	(117,489)
Carrying Amounts [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(3,728,092)	(5,224,000)
Carrying Amounts [Member] | Trade And Other Payables [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	(3,517,708)	(5,106,511)
Carrying Amounts [Member] | Lease liabilities [Member]
Financial Instruments (Details) - Schedule of Company's Liquidity Reserve On The Basis of Expected Cash Flows [Line Items]
Total	$ (210,384)	$ (117,489)